BUSINESS ACQUISITION - Shanghai Xiaoxin (Details) - Xhanghai Xiaoxin $ in Thousands	Jan. 24, 2019 USD ($)
Business Acquisition [Line Items]
Cash consideration	$ 69,798
Carrying amount	2,035
Gain on remeasurement of fair value as of acquisition date	26,291
Total	$ 98,124